Amount Due to a Related Party	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Amount Due to a Related Party

NOTE 8 – AMOUNT DUE TO A RELATED PARTY

The details for amount due to related party were as follows:

	September 30, 2017	December 31, 2016	December 31, 2015
	(unaudited)	(audited)	(audited)
ZHANG Hui, shareholder of Yangshuo (1)	$899,753	$-	$-
Total	$899,753	$-	$-

(1)	Zhang Hui, shareholder of Yangshuo since September 27, 2017.